Notes payable, related parties (Detail) - Notes payable, related parties (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
HealthTronics, Inc., a shareholder of the Company	$ 5,372,743	$ 5,372,743
Non-current portion	5,372,743	5,372,743	5,372,743
Unsecured Debt [Member]
HealthTronics, Inc., a shareholder of the Company	5,372,743	5,372,743	5,372,743
Less current portion	0	0	0
Non-current portion	$ 5,372,743	$ 5,372,743	$ 5,372,743